UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 333-104654
File No. 811-21335

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 17	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 20

(Check appropriate box or boxes.)

OPTIMUM FUND TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 19th day of August, 2013.

OPTIMUM FUND TRUST

By:	/s/ J. Scott Coleman
J. Scott Coleman
President/Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ J. Scott Coleman		President/Chief Executive Officer (Principal	August 19, 2013
J. Scott Coleman		Executive Officer) and Trustee

Daniel Arnold	*	Trustee	August 19, 2013
Daniel Arnold

Robert J. Christian	*	Trustee	August 19, 2013
Robert J. Christian

Nicholas D. Constan	*	Trustee	August 19, 2013
Nicholas D. Constan

Durant Adams Hunter	*	Trustee	August 19, 2013
Durant Adams Hunter

Stephen Paul Mullin	*	Trustee	August 19, 2013
Stephen Paul Mullin

Robert A. Rudell	*	Trustee	August 19, 2013
Robert A. Rudell

Jon Edward Socolofsky	*	Trustee	August 19, 2013
Jon Edward Socolofsky

Richard Salus	*	Senior Vice President/Chief Financial Officer	August 19, 2013
Richard Salus		(Principal Financial Officer)

* By:	/s/ J. Scott Coleman
J. Scott Coleman as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Optimum Fund Trust N-1A)

Exhibit No.	Exhibit
EX-1-101.INS	XBRL Instance Document

EX-1-101.SCH	XBRL Taxonomy Extension Schema Document

EX-1-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-1-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-1-101.PRE	XBRL Taxonomy Extension Presentation Linkbase